UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Fidelity® Corporate Bond 1-10 Year Central Fund

Annual Report

August 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB10CEN-ANN-1011
1.833860.104

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Life of Fund A
Fidelity® Corporate Bond 1-10 Year Central Fund	5.33%	7.53%

A From November 6, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond 1-10 Year Central Fund on November 6, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Intermediate Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from David Prothro, Lead Portfolio Manager of Fidelity® Corporate Bond 1-10 Year Central Fund: For the year, the fund returned 5.33%, beating the 4.68% gain of the Barclays Capital® U.S. Intermediate Credit Bond Index. Strong security selection fueled the fund's outperformance versus the index. Given the uncertain macro-economic environment, we maintained a moderate risk posture by keeping the fund's corporate bond overweighting at a modest level. The fund benefited from favorable picks among financial institutions, particularly regional banks and credit card providers, as well as from overweighting strong-performing real estate investment trusts (REITs). Positioning in utilities, most notably an overweighting in natural gas pipeline companies, also aided performance. On the downside, underweighting industrials dampened performance, primarily in the capital goods category. Positioning in basic industry and consumer cyclicals also modestly detracted. Overweighting energy, which outpaced the index by a healthy margin, partially offset industrials' overall negative influence. Lastly, our holdings of government-related securities - which are used for liquidity and risk-management purposes, and included a non-benchmark allocation to U.S. Treasuries - helped the fund's absolute performance but detracted from its relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.0020%	$ 1,000.00	$ 1,036.30	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.20	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets) as of August 31, 2011
As of August 31, 2011 *	As of February 28, 2011 **
U.S. Government and U.S. Government Agency Obligations 10.4%	U.S. Government and U.S. Government Agency Obligations 12.7%
AAA 0.2%	AAA 0.2%
AA 10.3%	AA 8.9%
A 22.5%	A 20.4%
BBB 45.2%	BBB 46.8%
BB and Below 6.9%	BB and Below 6.7%
Not Rated 0.0%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	6.9	5.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	4.2	4.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011 *		As of February 28, 2011 **
	Corporate Bonds 82.4%		Corporate Bonds 80.7%
	U.S. Government and U.S. Government Agency Obligations 10.4%		U.S. Government and U.S. Government Agency Obligations 12.7%
	Municipal Bonds 0.4%		Municipal Bonds 0.6%
	Other Investments 2.3%		Other Investments 2.2%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	17.8%	** Foreign investments	16.7%

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 2,450,000	$ 2,712,905
Automobiles - 0.6%
Daimler Finance North America LLC 1.95% 3/28/14 (b)	4,094,000	4,143,820
Household Durables - 0.3%
Fortune Brands, Inc.:
5.375% 1/15/16	524,000	580,862
5.875% 1/15/36	56,000	57,166
6.375% 6/15/14	1,227,000	1,369,364
		2,007,392
Media - 3.3%
Comcast Corp.:
4.95% 6/15/16	1,745,000	1,959,982
5.15% 3/1/20	1,632,000	1,858,277
5.7% 5/15/18	1,733,000	2,007,181
Discovery Communications LLC:
3.7% 6/1/15	1,004,000	1,072,382
5.05% 6/1/20	372,000	400,936
NBCUniversal Media LLC 3.65% 4/30/15	2,684,000	2,847,405
Time Warner Cable, Inc.:
5.4% 7/2/12	2,269,000	2,350,264
6.2% 7/1/13	2,157,000	2,345,856
6.75% 7/1/18	1,090,000	1,282,504
Time Warner, Inc.:
3.15% 7/15/15	995,000	1,034,786
4.875% 3/15/20	2,495,000	2,685,718
5.875% 11/15/16	1,383,000	1,609,906
Viacom, Inc. 3.5% 4/1/17	483,000	499,408
		21,954,605
Specialty Retail - 0.3%
Staples, Inc. 7.375% 10/1/12	2,083,000	2,219,176
TOTAL CONSUMER DISCRETIONARY		33,037,898
CONSUMER STAPLES - 4.4%
Beverages - 1.6%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	522,000	536,075
5.375% 11/15/14	4,535,000	5,122,391
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
FBG Finance Ltd. 5.125% 6/15/15 (b)	$ 2,726,000	$ 3,016,782
PepsiCo, Inc. 7.9% 11/1/18	1,395,000	1,844,048
		10,519,296
Food & Staples Retailing - 0.3%
CVS Caremark Corp. 4.125% 5/15/21	1,699,000	1,720,475
Food Products - 1.1%
Kraft Foods, Inc.:
5.625% 11/1/11	438,000	441,128
6.5% 8/11/17	5,706,000	6,891,621
		7,332,749
Tobacco - 1.4%
Altria Group, Inc.:
8.5% 11/10/13	1,226,000	1,406,213
9.7% 11/10/18	3,791,000	5,005,871
Reynolds American, Inc. 6.75% 6/15/17	2,722,000	3,204,730
		9,616,814
TOTAL CONSUMER STAPLES		29,189,334
ENERGY - 12.8%
Energy Equipment & Services - 1.8%
DCP Midstream LLC 5.35% 3/15/20 (b)	323,000	355,802
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	2,773,000	3,145,497
Noble Holding International Ltd.:
3.05% 3/1/16	1,670,000	1,740,058
3.45% 8/1/15	2,374,000	2,515,801
Weatherford International Ltd.:
4.95% 10/15/13	1,617,000	1,719,380
5.15% 3/15/13	2,113,000	2,225,300
		11,701,838
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,824,000	2,049,171
6.375% 9/15/17	1,210,000	1,396,348
BW Group Ltd. 6.625% 6/28/17 (b)	2,838,000	2,657,075
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,176,000	4,403,943
5.7% 5/15/17	1,077,000	1,257,745
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc. 4.5% 9/15/14	$ 1,645,000	$ 1,786,639
Duke Energy Field Services 5.375% 10/15/15 (b)	1,134,000	1,281,047
El Paso Natural Gas Co. 5.95% 4/15/17	867,000	1,002,158
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,681,000	2,957,953
Enterprise Products Operating LP 5.6% 10/15/14	1,816,000	1,993,358
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	3,587,000	3,695,865
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	828,000	986,830
Marathon Petroleum Corp.:
3.5% 3/1/16 (b)	570,000	594,884
5.125% 3/1/21 (b)	380,000	405,245
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	3,133,000	3,369,914
Motiva Enterprises LLC 5.75% 1/15/20 (b)	2,288,000	2,657,086
Nexen, Inc.:
5.2% 3/10/15	843,000	921,548
6.2% 7/30/19	4,117,000	4,759,540
NGPL PipeCo LLC 6.514% 12/15/12 (b)	3,308,000	3,422,526
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	626,000	641,721
5.75% 1/20/20	4,737,000	5,139,114
Petroleos Mexicanos:
5.5% 1/21/21 (b)	2,210,000	2,403,375
6% 3/5/20	2,417,000	2,725,168
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	378,000	400,111
4.25% 9/1/12	1,824,000	1,881,451
5% 2/1/21	208,000	221,041
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	1,665,000	1,823,175
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	1,194,000	1,235,790
5.5% 9/30/14 (b)	1,121,000	1,235,903
5.832% 9/30/16 (b)	1,133,835	1,241,549
6.75% 9/30/19 (b)	1,092,000	1,310,400
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	2,525,000	2,701,422
Southeast Supply Header LLC 4.85% 8/15/14 (b)	1,490,000	1,600,375
Spectra Energy Capital, LLC 5.65% 3/1/20	1,155,000	1,291,340
Spectra Energy Partners, LP:
2.95% 6/15/16	117,000	120,332
4.6% 6/15/21	152,000	156,996
Suncor Energy, Inc. 6.1% 6/1/18	1,138,000	1,318,852
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 3,335,000	$ 3,511,722
XTO Energy, Inc. 4.9% 2/1/14	1,002,000	1,101,482
		73,660,194
TOTAL ENERGY		85,362,032
FINANCIALS - 40.0%
Capital Markets - 6.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,938,000	2,105,430
BlackRock, Inc. 4.25% 5/24/21	915,000	930,563
Goldman Sachs Group, Inc.:
5.25% 7/27/21	1,667,000	1,687,953
5.95% 1/18/18	3,704,000	3,937,974
6.15% 4/1/18	4,244,000	4,532,359
6.25% 2/1/41	784,000	768,956
Janus Capital Group, Inc. 5.875% 9/15/11 (a)	2,235,000	2,236,690
Lazard Group LLC:
6.85% 6/15/17	3,568,000	4,011,920
7.125% 5/15/15	1,279,000	1,442,138
Merrill Lynch & Co., Inc. 6.4% 8/28/17	1,636,000	1,675,354
Morgan Stanley:
4% 7/24/15	2,510,000	2,496,888
4.75% 4/1/14	740,000	750,262
5.5% 7/28/21	614,000	612,295
5.625% 9/23/19	4,599,000	4,669,871
5.95% 12/28/17	551,000	569,473
6.625% 4/1/18	3,298,000	3,530,822
Northern Trust Corp. 3.375% 8/23/21	156,000	155,723
Royal Bank of Scotland PLC 4.375% 3/16/16	3,275,000	3,229,965
UBS AG Stamford Branch 2.25% 1/28/14	3,810,000	3,845,235
		43,189,871
Commercial Banks - 9.8%
Associated Banc Corp. 5.125% 3/28/16	4,090,000	4,267,404
Bank of America NA:
5.3% 3/15/17	3,632,000	3,552,819
6.1% 6/15/17	1,551,000	1,534,815
Capital One Capital IV 6.745% 2/17/37 (e)	3,655,000	3,545,350
Comerica Bank 5.7% 6/1/14	1,120,000	1,230,898
Comerica, Inc. 4.8% 5/1/15	2,236,000	2,393,710
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch:
5.4% 1/14/20	$ 2,650,000	$ 2,636,443
6% 2/15/18	2,547,000	2,681,986
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (b)(e)	2,991,513	2,946,640
Discover Bank:
7% 4/15/20	822,000	893,491
8.7% 11/18/19	1,304,000	1,535,146
Export-Import Bank of Korea 5.5% 10/17/12	2,163,000	2,249,524
Fifth Third Bancorp:
3.625% 1/25/16	1,217,000	1,233,196
8.25% 3/1/38	2,775,000	3,137,262
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	1,048,000	972,020
HSBC Holdings PLC 5.1% 4/5/21	1,865,000	1,998,338
Huntington Bancshares, Inc. 7% 12/15/20	172,000	196,770
KeyBank NA:
5.45% 3/3/16	938,000	1,016,826
5.8% 7/1/14	4,051,000	4,424,859
KeyCorp. 5.1% 3/24/21	1,147,000	1,173,436
Marshall & Ilsley Bank:
4.85% 6/16/15	2,202,000	2,407,662
5% 1/17/17	1,832,000	1,968,407
5.25% 9/4/12	233,000	239,659
Nordea Bank AB 4.875% 5/13/21 (b)	2,700,000	2,461,266
Regions Bank 6.45% 6/26/37	2,717,000	2,316,243
Regions Financial Corp.:
0.4165% 6/26/12 (e)	1,268,000	1,241,252
5.75% 6/15/15	156,000	147,420
7.75% 11/10/14	822,000	815,835
SunTrust Banks, Inc. 3.6% 4/15/16	557,000	559,191
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(e)	2,814,000	2,516,856
UnionBanCal Corp. 5.25% 12/16/13	615,000	663,517
Wachovia Bank NA:
4.8% 11/1/14	1,513,000	1,625,253
4.875% 2/1/15	1,413,000	1,505,792
Wachovia Corp. 5.625% 10/15/16	3,157,000	3,454,907
		65,544,193
Consumer Finance - 1.8%
Discover Financial Services:
6.45% 6/12/17	2,218,000	2,494,487
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
10.25% 7/15/19	$ 2,189,000	$ 2,824,473
General Electric Capital Corp.:
2.25% 11/9/15	1,179,000	1,185,265
4.625% 1/7/21	1,552,000	1,598,074
Household Finance Corp. 6.375% 10/15/11	1,728,000	1,737,753
HSBC Finance Corp. 5.9% 6/19/12	2,243,000	2,322,243
		12,162,295
Diversified Financial Services - 9.3%
BP Capital Markets PLC:
3.125% 10/1/15	2,459,000	2,571,880
3.625% 5/8/14	2,672,000	2,817,867
4.5% 10/1/20	2,442,000	2,638,989
4.742% 3/11/21	1,970,000	2,155,517
Capital One Capital V 10.25% 8/15/39	2,925,000	3,036,443
Citigroup, Inc.:
4.75% 5/19/15	9,189,000	9,579,018
6.125% 5/15/18	1,570,000	1,712,478
6.5% 8/19/13	9,018,000	9,592,167
General Electric Capital Corp. 5.3% 2/11/21	6,640,000	7,062,198
JPMorgan Chase & Co.:
3.4% 6/24/15	2,411,000	2,483,299
3.45% 3/1/16	3,000,000	3,089,844
4.625% 5/10/21	6,650,000	6,879,990
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	1,012,000	1,072,858
5.5% 1/15/14 (b)	643,000	687,148
5.7% 4/15/17 (b)	1,577,000	1,686,237
TECO Finance, Inc. 5.15% 3/15/20	299,000	333,085
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	4,191,000	4,393,886
		61,792,904
Insurance - 5.7%
Aon Corp.:
3.125% 5/27/16	577,000	577,461
3.5% 9/30/15	874,000	906,693
5% 9/30/20	302,000	324,626
Assurant, Inc. 5.625% 2/15/14	1,777,000	1,885,870
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	1,385,000	1,319,213
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc. 5.375% 3/15/17	$ 728,000	$ 750,372
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	871,000	848,917
6.5% 3/15/35 (b)	550,000	531,066
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,030,000	2,069,758
MetLife, Inc.:
2.375% 2/6/14	3,745,000	3,826,682
4.75% 2/8/21	4,785,000	5,012,192
Monumental Global Funding III 5.5% 4/22/13 (b)	2,045,000	2,170,796
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,140,000	3,310,942
Pacific LifeCorp 6% 2/10/20 (b)	2,092,000	2,335,486
Prudential Financial, Inc. 5.15% 1/15/13	3,003,000	3,144,766
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	1,202,000	1,140,361
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,484,000	4,771,102
Unum Group:
5.625% 9/15/20	353,000	385,029
7.125% 9/30/16	2,206,000	2,578,053
		37,889,385
Real Estate Investment Trusts - 2.8%
AvalonBay Communities, Inc. 5.5% 1/15/12	1,172,000	1,190,907
BRE Properties, Inc. 5.5% 3/15/17	2,481,000	2,743,244
Developers Diversified Realty Corp.:
4.75% 4/15/18	292,000	277,092
5.375% 10/15/12	1,394,000	1,410,630
7.5% 4/1/17	3,334,000	3,706,291
Duke Realty LP 4.625% 5/15/13	588,000	609,613
Equity One, Inc. 6.25% 12/15/14	4,190,000	4,499,817
Federal Realty Investment Trust:
5.9% 4/1/20	203,000	219,478
6% 7/15/12	2,724,000	2,815,908
Washington (REIT) 5.25% 1/15/14	1,209,000	1,291,483
		18,764,463
Real Estate Management & Development - 2.5%
Arden Realty LP 5.2% 9/1/11	1,244,000	1,244,000
BioMed Realty LP:
3.85% 4/15/16	3,244,000	3,273,095
6.125% 4/15/20	263,000	283,934
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.7% 5/1/17	$ 329,000	$ 344,214
5.75% 4/1/12	1,732,000	1,764,458
Duke Realty LP:
5.4% 8/15/14	525,000	555,293
6.75% 3/15/20	1,423,000	1,524,144
8.25% 8/15/19	282,000	331,622
ERP Operating LP 4.75% 7/15/20	495,000	512,871
Liberty Property LP:
4.75% 10/1/20	719,000	732,994
5.125% 3/2/15	809,000	887,307
5.5% 12/15/16	1,383,000	1,535,064
Mack-Cali Realty LP 7.75% 8/15/19	2,632,000	3,280,327
Tanger Properties LP:
6.125% 6/1/20	398,000	449,290
6.15% 11/15/15	59,000	66,499
		16,785,112
Thrifts & Mortgage Finance - 1.6%
Bank of America Corp.:
5% 5/13/21	4,335,000	4,238,412
5.875% 1/5/21	4,410,000	4,523,875
First Niagara Financial Group, Inc. 6.75% 3/19/20	1,478,000	1,641,152
		10,403,439
TOTAL FINANCIALS		266,531,662
HEALTH CARE - 1.6%
Biotechnology - 0.4%
Celgene Corp. 2.45% 10/15/15	2,305,000	2,344,229
Health Care Providers & Services - 0.8%
Express Scripts, Inc. 3.125% 5/15/16	606,000	619,518
Medco Health Solutions, Inc. 2.75% 9/15/15	4,420,000	4,518,968
		5,138,486
Pharmaceuticals - 0.4%
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,704,000	2,954,555
TOTAL HEALTH CARE		10,437,270
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	$ 2,147,000	$ 2,319,554
Airlines - 0.9%
Continental Airlines, Inc.:
6.648% 3/15/19	2,419,404	2,504,083
6.9% 7/2/19	702,386	730,482
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,418,772	1,390,397
8.36% 1/20/19	1,073,129	1,073,129
		5,698,091
TOTAL INDUSTRIALS		8,017,645
INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 1.1%
Tyco Electronics Group SA:
5.95% 1/15/14	3,325,000	3,632,669
6% 10/1/12	3,600,000	3,802,792
		7,435,461
IT Services - 0.1%
International Business Machines Corp. 1.95% 7/22/16	888,000	900,596
Office Electronics - 0.5%
Xerox Corp.:
4.25% 2/15/15	1,384,000	1,489,162
5.5% 5/15/12	1,488,000	1,535,670
		3,024,832
TOTAL INFORMATION TECHNOLOGY		11,360,889
MATERIALS - 3.9%
Chemicals - 1.9%
Dow Chemical Co.:
4.85% 8/15/12	8,810,000	9,133,239
7.6% 5/15/14	3,269,000	3,767,300
		12,900,539
Construction Materials - 0.3%
CRH America, Inc. 6% 9/30/16	1,702,000	1,879,976
Metals & Mining - 1.7%
Alcoa, Inc. 5.4% 4/15/21	1,595,000	1,596,569
Anglo American Capital PLC 9.375% 4/8/14 (b)	3,353,000	3,962,170
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
ArcelorMittal SA 5.5% 3/1/21	$ 3,310,000	$ 3,236,879
Vale Overseas Ltd. 6.25% 1/23/17	2,156,000	2,445,965
		11,241,583
TOTAL MATERIALS		26,022,098
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.:
2.4% 8/15/16	648,000	655,067
2.5% 8/15/15	2,516,000	2,576,334
2.95% 5/15/16	3,323,000	3,446,081
CenturyLink, Inc.:
6.45% 6/15/21	3,350,000	3,258,458
7.6% 9/15/39	1,414,000	1,300,480
Telefonica Emisiones SAU 5.134% 4/27/20	2,027,000	1,924,744
Verizon Communications, Inc. 4.6% 4/1/21	3,360,000	3,653,714
Verizon New York, Inc. 6.875% 4/1/12	2,466,000	2,548,715
		19,363,593
Wireless Telecommunication Services - 1.9%
America Movil SAB de CV:
2.375% 9/8/16 (d)	478,000	474,119
3.625% 3/30/15	2,838,000	3,014,504
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,642,000	5,104,037
5.875% 10/1/19	1,404,000	1,616,796
Vodafone Group PLC 5% 12/16/13	2,132,000	2,310,798
		12,520,254
TOTAL TELECOMMUNICATION SERVICES		31,883,847
UTILITIES - 7.1%
Electric Utilities - 3.3%
AmerenUE 6.4% 6/15/17	2,775,000	3,317,865
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,819,000	4,162,821
Commonwealth Edison Co. 1.95% 9/1/16 (d)	403,000	402,125
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	992,000	1,037,882
Edison International 3.75% 9/15/17	410,000	425,318
EDP Finance BV 6% 2/2/18 (b)	2,289,000	1,917,896
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA 5.7% 1/15/13 (b)	$ 837,000	$ 863,961
FirstEnergy Corp. 7.375% 11/15/31	3,864,000	4,483,102
FirstEnergy Solutions Corp. 6.05% 8/15/21	268,000	293,431
LG&E and KU Energy LLC:
2.125% 11/15/15	461,000	456,585
3.75% 11/15/20	91,000	90,047
Nevada Power Co. 6.5% 8/1/18	1,458,000	1,755,231
Pepco Holdings, Inc. 2.7% 10/1/15	436,000	445,875
Progress Energy, Inc. 4.4% 1/15/21	741,000	787,353
Sierra Pacific Power Co. 5.45% 9/1/13	1,449,000	1,566,434
		22,005,926
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (b)	206,000	214,513
Independent Power Producers & Energy Traders - 0.8%
Duke Capital LLC 5.668% 8/15/14	1,909,000	2,121,126
Exelon Generation Co. LLC 4% 10/1/20	3,269,000	3,247,791
		5,368,917
Multi-Utilities - 3.0%
Dominion Resources, Inc.:
1.95% 8/15/16	449,000	448,661
6.3% 9/30/66 (e)	3,011,000	2,875,505
7.5% 6/30/66 (e)	3,029,000	3,104,725
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	2,197,000	2,314,192
National Grid PLC 6.3% 8/1/16	1,035,000	1,206,756
NiSource Finance Corp.:
5.4% 7/15/14	1,251,000	1,373,868
6.4% 3/15/18	1,231,000	1,447,157
Sempra Energy 2% 3/15/14	4,305,000	4,377,027
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	2,428,000	2,403,720
		19,551,611
TOTAL UTILITIES		47,140,967
TOTAL NONCONVERTIBLE BONDS (Cost $510,630,288)		548,983,642
U.S. Treasury Obligations - 10.4%
	Principal Amount	Value
U.S. Treasury Notes:
1.25% 8/31/15	$ 27,994,000	$ 28,693,850
1.875% 9/30/17	30,355,000	31,324,925
2.25% 7/31/18	9,000,000	9,419,058
TOTAL U.S. TREASURY OBLIGATIONS (Cost $66,845,486)		69,437,833
Municipal Securities - 0.4%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $2,468,839)	2,470,000	2,641,171
Foreign Government and Government Agency Obligations - 0.3%

United Mexican States 6.05% 1/11/40 (Cost $2,008,993)	1,982,000	2,269,390
Bank Notes - 1.5%

Wachovia Bank NA 6% 11/15/17 (Cost $7,927,363)	8,708,000	9,798,512
Preferred Securities - 0.5%

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
ING Groep NV 5.775% (c)(e)	977,000	833,629
MUFG Capital Finance 1 Ltd. 6.346% (c)(e)	2,200,000	2,271,644
TOTAL PREFERRED SECURITIES (Cost $3,247,188)		3,105,273
Cash Equivalents - 5.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $35,588,000)	$ 35,588,067	$ 35,588,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $628,716,157)		671,823,821
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(5,125,492)
NET ASSETS - 100%		$ 666,698,329
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,647,615 or 12.4% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$35,588,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 8,475,161
HSBC Securities (USA), Inc.	12,690,336
ING Financial Markets LLC	145,875
Mizuho Securities USA, Inc.	14,276,628
$ 35,588,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.2%
United Kingdom	3.4%
Canada	2.6%
Cayman Islands	2.4%
Luxembourg	2.1%
Mexico	1.7%
Ireland	1.1%
Qatar	1.1%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011
Assets
Investment in securities, at value (including repurchase agreements of $35,588,000) - See accompanying schedule: Unaffiliated issuers (cost $628,716,157)		$ 671,823,821
Cash		340
Interest receivable		7,720,493
Other receivables		21,623
Total assets		679,566,277

Liabilities
Payable for investments purchased Regular delivery	$ 9,483,079
Delayed delivery	877,147
Distributions payable	2,483,870
Other payables and accrued expenses	23,852
Total liabilities		12,867,948

Net Assets		$ 666,698,329
Net Assets consist of:
Paid in capital		$ 623,590,665
Net unrealized appreciation (depreciation) on investments		43,107,664
Net Assets, for 6,067,948 shares outstanding		$ 666,698,329
Net Asset Value, offering price and redemption price per share ($666,698,329 ÷ 6,067,948 shares)		$ 109.87

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2011
Investment Income
Dividends		$ 196,034
Interest		49,631,111
Total income		49,827,145

Expenses
Custodian fees and expenses	$ 15,190
Independent directors' compensation	4,715
Miscellaneous	83
Total expenses before reductions	19,988
Expense reductions	(4,769)	15,219
Net investment income (loss)		49,811,926
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Redemption in-kind with affiliated entities	68,472,000
Unaffiliated issuers	17,188,233
Swap agreements	25,939
Total net realized gain (loss)		85,686,172
Change in net unrealized appreciation (depreciation) on: Investment securities	(92,726,365)
Swap agreements	(14,660)
Total change in net unrealized appreciation (depreciation)		(92,741,025)
Net gain (loss)		(7,054,853)
Net increase (decrease) in net assets resulting from operations		$ 42,757,073

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,811,926	$ 135,840,051
Net realized gain (loss)	85,686,172	127,531,486
Change in net unrealized appreciation (depreciation)	(92,741,025)	40,664,739
Net increase (decrease) in net assets resulting from operations	42,757,073	304,036,276
Distributions to partners from net investment income	(47,460,854)	(126,948,656)
Affiliated share transactions Proceeds from sales of shares	-	726,581,436
Cost of shares redeemed	(1,393,502,176)	(1,663,843,871)
Net increase (decrease) in net assets resulting from share transactions	(1,393,502,176)	(937,262,435)
Total increase (decrease) in net assets	(1,398,205,957)	(760,174,815)

Net Assets
Beginning of period	2,064,904,286	2,825,079,101
End of period	$ 666,698,329	$ 2,064,904,286
Other Affiliated Information Shares
Sold	-	6,869,123
Redeemed	(12,846,537)	(15,769,181)
Net increase (decrease)	(12,846,537)	(8,900,058)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 109.17	$ 101.57	$ 96.37	$ 98.97	$ 100.00
Income from Investment Operations
Net investment income (loss) D	5.348	5.845	5.907	5.647	4.588
Net realized and unrealized gain (loss)	.336 H	7.196	4.729	(2.817)	(1.107)
Total from investment operations	5.684	13.041	10.636	2.830	3.481
Distributions to partners from net investment income	(4.984)	(5.441)	(5.436)	(5.430)	(4.511)
Net asset value, end of period	$ 109.87	$ 109.17	$ 101.57	$ 96.37	$ 98.97
Total Return B,C	5.33%	13.15%	11.84%	2.88%	3.52%
Ratios to Average Net Assets E,J
Expenses before reductions G	-%	-%	-%	-%	-% A
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-% A
Expenses net of all reductions G	-%	-%	-%	-%	-% A
Net investment income (loss)	4.84%	5.54%	6.50%	5.73%	5.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 666,698	$ 2,064,904	$ 2,825,079	$ 7,894,699	$ 7,147,362
Portfolio turnover rate	48% K	155%	123%	112% F	92% A,F,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 6, 2006 (commencement of operations) to August 31, 2007.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Corporate Bond 1-10 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Deferred Directors Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in their calculation of taxable income.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 56,435,973
Gross unrealized depreciation	(2,138,523)
Net unrealized appreciation (depreciation) on securities and other investments	$ 54,297,450

Tax Cost	$ 617,526,371

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 25,939	$ (14,660)
Totals (a)	$ 25,939	$ (14,660)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $282,527,179 and $354,579,072, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Redemptions in-kind. During the period, certain Investing Funds redeemed from the Fund in exchange for cash and securities, including accrued interest, as noted in the following table. The securities distributed in-kind had unrealized appreciation on the redemption date, resulting in the Fund recognizing a gain of $68,472,000. The redemption generally was tax

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Redemptions in-kind - continued

free to each Investing Fund, although the Investing Funds may recognize some tax gains and losses on securities previously contributed that were not distributed back to the Investing Funds because the Fund is a partnership for federal income tax purposes.

Fund	Shares of Fidelity Corporate Bond 1-10 Year Central Fund Redeemed	Value of cash & securities delivered (including accrued interest)
Fidelity Advisor Balanced Fund	52,141	$ 5,653,498
Fidelity Advisor Intermediate Bond Fund	148,628	16,115,432
Fidelity Balanced Fund	2,388,526	258,983,040
Fidelity Corporate Bond Fund	290,603	31,509,495
Fidelity Intermediate Bond Fund	1,242,179	134,686,945
Fidelity Puritan Fund	2,207,039	239,304,772
Fidelity Series Investment Grade Bond Fund	4,549,728	493,317,907
Fidelity Total Bond Fund	1,615,765	175,194,123
	12,494,609	$ 1,354,765,212

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $35,646.

Annual Report

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,715.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $54.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Corporate Bond 1-10 Year Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond 1-10 Year Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond 1-10 Year Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the Fidelity Central Investment Portfolios II LLC and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Fidelity® Mortgage Backed Securities Central Fund

Annual Report

August 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-ANN-1011
1.833864.104

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Life of Fund A
Fidelity® Mortgage Backed Securities Central Fund	5.24%	6.35%

A From November 27, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Backed Securities Central Fund on November 27, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from William Irving, Lead Portfolio Manager of Fidelity® Mortgage Backed Securities Central Fund: For the year, the fund returned 5.24%, while the Barclays Capital® U.S. MBS Index gained 4.98%. Issue selection, particularly among prepayment-resistant securities, drove the fund's outperformance of the index. Specifically, for most of the period the fund benefited from our emphasis on securities backed by loans with low remaining balances and from geographic areas where regulatory and other conditions made home loan refinancing more challenging. Such securities, which typically carry higher coupons, generated attractive levels of income for the fund. They also appreciated in value as prepayment worries intensified amid speculation that the Obama administration would expand its Home Affordable Refinance Program to include more homeowners. In the final two months of the period, our decision to shift the emphasis away from prepayment-resistant securities and into more-attractively priced bonds backed by loans with lower coupons was advantageous because these securities outperformed during that span. Detracting from results was exposure to reverse mortgage securities, which lagged due to concern about a lack of investor interest and liquidity in the sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.0033%	$ 1,000.00	$ 1,049.70	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.19	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	4.2	1.3
2 - 2.99%	0.4	0.5
3 - 3.99%	5.6	4.1
4 - 4.99%	39.6	26.7
5 - 5.99%	31.9	31.8
6 - 6.99%	7.9	11.9
7% and over	0.6	0.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2011
6 months ago
Years	4.0	4.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	2.9	3.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011 *		As of February 28, 2011 **
	U.S. Government and U.S. Government Agency Obligations 124.0%		U.S. Government and U.S. Government Agency Obligations 115.9%
	Asset-Backed Securities 0.0%		Asset-Backed Securities† 0.0%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 0.1%
	Short-Term Investments and Net Other Assets†† (24.0)%		Short-Term Investments and Net Other Assets†† (16.0)%
* Futures and Swaps	(2.0)%	** Futures and Swaps	(0.7%)

† Amount represents less than 0.1%.
†† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 114.1%
	Principal Amount	Value
Fannie Mae - 71.2%
1.875% 10/1/34 (e)	$ 50,158	$ 51,614
1.899% 1/1/35 (e)	31,171	32,267
1.918% 2/1/33 (e)	24,788	25,555
1.946% 7/1/35 (e)	210,835	218,906
1.954% 1/1/35 (e)	2,590,007	2,668,319
1.975% 10/1/33 (e)	25,704	26,487
1.987% 3/1/35 (e)	381,366	394,398
2.032% 12/1/34 (e)	489,647	504,964
2.051% 10/1/33 (e)	224,462	233,208
2.135% 12/1/34 (e)	109,322	113,719
2.175% 3/1/35 (e)	91,474	95,494
2.301% 7/1/34 (e)	262,052	273,442
2.303% 6/1/36 (e)	278,863	289,683
2.322% 5/1/36 (e)	1,560,589	1,636,637
2.457% 3/1/35 (e)	665,547	701,763
2.46% 9/1/35 (e)	1,046,344	1,100,508
2.504% 11/1/36 (e)	922,928	969,708
2.518% 1/1/35 (e)	1,920,670	1,989,098
2.527% 6/1/47 (e)	1,058,276	1,109,973
2.528% 7/1/35 (e)	1,358,079	1,423,624
2.536% 3/1/33 (e)	1,127,297	1,176,704
2.55% 10/1/33 (e)	1,007,690	1,061,097
2.603% 5/1/36 (e)	2,433,423	2,541,954
2.712% 5/1/35 (e)	2,782,218	2,921,702
2.728% 7/1/34 (e)	1,812,333	1,918,312
2.841% 9/1/36 (e)	913,571	952,306
3% 10/1/26 (b)	105,000,000	107,449,661
3.343% 1/1/40 (e)	12,019,921	12,637,481
3.371% 9/1/41 (e)	4,771,368	5,013,892
3.467% 3/1/40 (e)	12,088,750	12,704,164
3.5% 9/1/24 to 4/1/41 (b)	658,854,151	674,330,997
3.527% 12/1/39 (e)	8,272,002	8,695,637
3.692% 5/1/40 (e)	6,699,023	7,049,281
3.788% 6/1/40 (e)	6,846,850	7,198,970
4% 4/1/24 to 8/1/41 (b)	900,346,859	935,424,925
4% 1/1/41	1,696,490	1,759,999
4% 9/1/41 (a)	319,000,000	330,605,475
4% 9/1/41 (a)(b)	226,000,000	234,222,061
4% 9/1/41 (a)(b)	26,000,000	26,945,901
4% 9/1/41 (a)(b)	200,000,000	207,276,160
4% 9/1/41 (a)(b)	60,000,000	62,182,848
4% 9/1/41 (a)	74,000,000	76,692,179
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 9/1/41 (a)	$ 65,000,000	$ 67,364,752
4.5% 4/1/21 to 9/1/41 (b)	1,345,894,569	1,428,031,863
4.5% 9/1/26 (a)	5,000,000	5,330,031
4.5% 2/1/41	1,270,371	1,343,960
4.5% 9/1/41 (a)	130,000,000	137,434,089
4.5% 9/1/41 (a)	155,000,000	163,863,722
4.5% 9/1/41 (a)(b)	51,000,000	53,916,450
4.5% 9/1/41 (a)(b)	60,000,000	63,431,118
4.5% 9/1/41 (a)(b)	36,000,000	38,058,671
4.5% 9/1/41 (a)(b)	18,000,000	19,029,335
4.5% 9/1/41 (a)	15,000,000	15,857,780
4.5% 9/1/41 (a)(b)	129,000,000	136,376,904
4.676% 6/1/36 (e)	3,523,601	3,748,326
5% 11/1/17 to 5/1/41 (a)	1,016,897,456	1,099,795,982
5% 9/1/41 (a)(b)	241,000,000	259,558,880
5% 9/1/41 (a)(b)	107,500,000	115,778,339
5% 9/1/41 (a)(b)	47,800,000	51,480,973
5% 9/1/41 (a)(b)	17,000,000	18,309,133
5% 9/1/41 (a)(b)	7,000,000	7,539,055
5% 9/1/41 (a)	40,800,000	43,941,918
5% 9/1/41 (a)(b)	12,200,000	13,139,495
5% 9/1/41 (a)(b)	4,800,000	5,169,637
5% 9/1/41 (a)(b)	11,000,000	11,847,086
5% 10/1/41 (a)(b)	183,800,000	197,472,992
5.5% 12/1/17 to 6/1/40 (a)	831,582,333	913,352,142
5.5% 9/1/41 (a)(b)	76,000,000	83,067,574
5.5% 9/1/41 (a)(b)	38,000,000	41,533,787
5.5% 9/1/41 (a)(b)	38,000,000	41,533,787
5.5% 9/1/41 (a)(b)	92,000,000	100,555,485
5.5% 9/1/41 (a)	238,000,000	260,132,667
5.5% 9/1/41 (a)(b)	8,000,000	8,743,955
5.617% 7/1/37 (e)	953,703	1,038,344
5.955% 5/1/37 (e)	55,732	58,912
5.963% 3/1/37 (e)	534,749	579,548
6% 2/1/17 to 2/1/40	783,679,083	869,003,983
6% 9/1/41 (a)(b)	33,900,000	37,532,849
6% 9/1/41 (a)	3,000,000	3,321,491
6% 9/1/41 (a)	7,000,000	7,750,146
6.021% 8/1/46 (e)	438,315	477,216
6.24% 9/1/37 (e)	120,059	124,518
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.313% 4/1/37 (e)	$ 1,097,809	$ 1,195,239
6.328% 9/1/36 (e)	626,112	646,790
6.5% 11/1/11 to 4/1/37	47,381,814	52,500,633
6.824% 9/1/37 (e)	487,590	520,502
7% 5/1/13 to 7/1/37	21,022,070	23,963,948
7.431% 9/1/37 (e)	415,374	443,412
7.5% 10/1/11 to 2/1/32	7,719,141	8,838,241
8% 12/1/17 to 3/1/37	361,580	417,799
8.5% 1/1/15 to 7/1/31	270,414	300,958
9.5% 4/1/16 to 2/1/25	383,951	445,667
10% 8/1/17	462	515
10.75% 5/1/14	5,859	6,220
11.25% 5/1/14	368	392
12.5% 1/1/15 to 3/1/16	1,822	1,958
		9,150,530,242
Freddie Mac - 23.7%
1.91% 3/1/35 (e)	1,239,649	1,273,229
2.046% 5/1/37 (e)	735,134	766,208
2.075% 3/1/37 (e)	261,040	269,136
2.102% 12/1/35 (e)	1,954,101	2,032,033
2.25% 1/1/36 (e)	536,888	554,977
2.285% 6/1/33 (e)	2,343,773	2,458,243
2.357% 3/1/36 (e)	1,443,690	1,499,073
2.435% 6/1/37 (e)	2,105,366	2,206,931
2.468% 10/1/35 (e)	2,405,312	2,502,597
2.479% 11/1/35 (e)	1,726,851	1,789,892
2.5% 5/1/37 (e)	565,469	591,285
2.526% 6/1/33 (e)	7,645,742	8,074,616
2.557% 4/1/37 (e)	875,569	917,526
2.615% 4/1/36 (e)	3,039,270	3,208,770
2.686% 3/1/35 (e)	10,153,545	10,738,127
2.709% 10/1/36 (e)	3,164,840	3,311,768
2.795% 7/1/36 (e)	966,852	1,016,203
2.942% 3/1/33 (e)	80,795	85,350
3.261% 10/1/35 (e)	401,236	428,319
4% 5/1/39 to 1/1/41	30,843,820	31,993,433
4% 9/1/41 (a)	174,000,000	180,189,980
4.5% 6/1/25 to 8/1/41 (a)	582,820,737	616,859,356
4.5% 9/1/41 (a)	131,000,000	138,225,174
4.5% 9/1/41 (a)(b)	250,400,000	264,210,562
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.5% 9/1/41 (a)	$ 200,000,000	$ 211,030,800
4.5% 9/1/41 (a)(b)	58,000,000	61,198,932
4.822% 2/1/37 (e)	1,760,647	1,819,826
5% 6/1/20 to 4/1/41	294,699,738	318,714,180
5% 9/1/41 (a)	15,000,000	16,119,960
5.113% 4/1/38 (e)	8,186,888	8,913,474
5.138% 4/1/35 (e)	297,659	316,352
5.5% 6/1/15 to 4/1/41	894,582,822	977,046,114
5.5% 9/1/41 (a)	16,000,000	17,451,659
5.847% 6/1/37 (e)	286,449	299,956
5.931% 6/1/37 (e)	503,022	524,509
5.936% 8/1/37 (e)	258,792	269,486
6% 7/1/16 to 12/1/37 (c)	61,758,090	68,370,196
6.011% 4/1/37 (e)	348,289	378,891
6.038% 3/1/36 (e)	3,218,601	3,430,263
6.158% 6/1/36 (e)	1,860,832	2,003,608
6.4% 8/1/37 (e)	1,245,898	1,318,413
6.442% 12/1/36 (e)	3,065,481	3,337,542
6.5% 1/1/13 to 3/1/37	48,042,717	53,514,587
6.571% 6/1/37 (e)	506,773	538,419
7% 6/1/21 to 9/1/36	19,066,007	21,850,606
7.03% 6/1/36 (e)	132,578	143,606
7.07% 2/1/37 (e)	233,021	253,702
7.22% 4/1/37 (e)	43,194	45,662
7.5% 11/1/11 to 6/1/32	1,034,172	1,146,506
8% 7/1/16 to 1/1/37	632,749	726,490
8.5% 5/1/17 to 9/1/29	493,197	572,605
9% 10/1/16 to 10/1/20	20,928	22,721
9.5% 5/1/21 to 7/1/21	14,983	17,258
10% 11/15/18 to 8/1/21	7,517	8,727
11% 8/1/15 to 9/1/20	44,864	50,576
11.5% 10/1/15	2,902	3,175
12% 2/1/13 to 7/1/15	681	750
12.5% 6/1/19	1,120	1,225
13% 6/1/15	920	1,007
13.5% 12/1/14	6,629	7,189
		3,046,651,760
Ginnie Mae - 19.2%
3.5% 10/15/40 to 7/15/41	116,172,208	119,038,107
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
3.5% 9/1/41 (a)	$ 9,000,000	$ 9,206,204
4% 1/15/25 to 10/15/40	109,780,680	117,122,211
4% 9/1/41 (a)	26,000,000	27,514,001
4% 9/1/41 (a)	200,000,000	211,646,160
4% 9/1/41 (a)	7,800,000	8,261,513
4.5% 9/15/33 to 8/15/41	757,333,901	822,366,599
4.5% 9/1/41 (a)	76,100,000	82,330,520
4.751% 12/20/60 (i)	31,140,657	33,914,713
4.814% 1/20/61 (i)	39,683,158	43,373,176
5% 12/15/32 to 6/15/41	661,430,228	731,571,751
5.251% 6/20/60 (i)	49,346,336	54,750,989
5.294% 5/20/60 (i)	36,004,088	39,939,213
5.5% 4/15/29 to 9/15/39	51,522,941	57,684,499
5.513% 2/20/60 (i)	25,203,390	28,119,835
6% 4/15/28 to 11/15/39	45,743,951	51,673,155
6.5% 3/20/31 to 10/15/38	5,304,002	6,025,099
7% 6/15/22 to 3/15/33	15,794,586	18,102,552
7.5% 1/15/17 to 10/15/31	7,505,860	8,590,696
8% 8/15/16 to 11/15/29	2,933,764	3,375,741
8.5% 11/15/16 to 1/15/31	423,058	489,774
9% 8/15/19 to 1/15/23	27,516	31,386
9.5% 12/15/20 to 2/15/25	15,891	18,200
10.5% 4/15/14 to 1/20/18	117,288	136,341
11% 7/20/13 to 9/20/19	41,745	46,894
		2,475,329,329
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,308,120,261)		14,672,511,331
Collateralized Mortgage Obligations - 9.9%

U.S. Government Agency - 9.9%
Fannie Mae:
floater Series 2002-94 Class FB, 0.6184% 1/25/18 (e)	1,691,667	1,698,532
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	664,869	747,768
Series 1993-207 Class H, 6.5% 11/25/23	10,144,375	11,470,248
Series 1994-23 Class PZ, 6% 2/25/24	12,840,081	15,338,061
Series 1996-28 Class PK, 6.5% 7/25/25	3,206,440	3,619,672
Series 2003-28 Class KG, 5.5% 4/25/23	4,940,000	5,571,245
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2006-45 Class OP, 6/25/36 (g)	$ 5,614,371	$ 5,152,509
Series 2006-62 Class KP, 4/25/36 (g)	8,363,934	7,307,358
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,461,972	1,682,702
Series 2010-50 Class FA, 0.5684% 1/25/24 (e)	6,085,149	6,104,519
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	358,153	485,136
Series 2009-16 Class SA, 6.0316% 3/25/24 (e)(f)(h)	14,762,558	1,416,091
Series 2010-109 Class IM, 5.5% 9/25/40 (f)	79,647,113	15,223,757
Series 2010-114 Class CI, 5% 4/25/18 (f)	46,907,169	4,955,672
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	6,015,743	513,880
Series 2010-23:
Class AI, 5% 12/25/18 (f)	13,374,980	1,267,134
Class HI, 4.5% 10/25/18 (f)	8,802,141	878,145
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	25,971,719	2,543,964
Series 2010-37 Class GI, 5% 4/25/25 (f)	21,855,555	1,965,549
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	29,130,597	2,944,725
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	30,565,895	28,283,487
Series 339:
Class 29, 5.5% 7/1/18 (f)	4,173,207	439,242
Class 5, 5.5% 8/1/33 (f)	5,037,475	771,627
Series 343 Class 16, 5.5% 5/1/34 (f)	3,891,336	630,873
Series 348 Class 14, 6.5% 8/1/34 (f)	2,424,471	511,182
Series 351:
Class 12, 5.5% 4/1/34 (f)	1,846,163	274,957
Class 13, 6% 3/1/34 (f)	2,264,243	387,460
Series 359, Class 19 6% 7/1/35 (f)	2,161,287	353,233
Series 384 Class 6, 5% 7/25/37 (f)	34,703,890	4,475,750
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 1.0184% 2/25/32 (e)	567,011	564,340
Series 2002-39 Class FD, 1.2102% 3/18/32 (e)	716,487	719,143
Series 2002-60 Class FV, 1.2184% 4/25/32 (e)	1,298,926	1,320,877
Series 2002-63 Class FN, 1.2184% 10/25/32 (e)	1,464,104	1,467,801
Series 2002-7 Class FC, 0.9684% 1/25/32 (e)	690,087	696,643
Series 2007-57 Class FA, 0.4484% 6/25/37 (e)	15,728,238	15,604,303
Series 2008-76 Class EF, 0.7184% 9/25/23 (e)	12,366,351	12,383,198
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	10,625,694	11,823,630
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	$ 8,047,576	$ 8,976,553
Series 1999-33 Class PK, 6% 7/25/29	4,952,604	5,509,065
Series 2001-52 Class YZ, 6.5% 10/25/31	523,666	607,995
Series 2002-52 Class PB, 6% 2/25/32	2,746,509	2,792,539
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,646,560
Series 2005-102 Class CO, 11/25/35 (g)	3,743,211	3,467,292
Series 2005-73 Class SA, 16.9822% 8/25/35 (e)(h)	4,176,972	5,119,827
Series 2005-81 Class PC, 5.5% 9/25/35	2,150,000	2,527,940
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,302,998
Series 2006-12 Class BO, 10/25/35 (g)	16,630,426	15,678,010
Series 2006-37 Class OW, 5/25/36 (g)	4,153,941	3,684,871
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	6,881,464	7,641,826
Series 2001-20 Class Z, 6% 5/25/31	9,531,783	10,589,532
Series 2001-31 Class ZC, 6.5% 7/25/31	4,179,201	4,725,480
Series 2002-16 Class ZD, 6.5% 4/25/32	2,794,182	3,186,866
Series 2002-79 Class Z, 5.5% 11/25/22	14,539,975	16,020,292
Series 2003-80 Class CG, 6% 4/25/30	979,067	1,008,630
Series 2003-21 Class SK, 7.8816% 3/25/33 (e)(f)(h)	1,486,992	351,024
Series 2003-35:
Class BS, 6.7816% 4/25/17 (e)(f)(h)	304,691	4,803
Class TQ, 7.2816% 5/25/18 (e)(f)(h)	1,442,429	178,188
Series 2003-42 Class SJ, 6.8316% 11/25/22 (e)(f)(h)	1,495,984	122,514
Series 2005-104 Class NI, 6.4816% 3/25/35 (e)(f)(h)	34,240,756	5,677,203
Series 2007-57 Class SA, 39.3097% 6/25/37 (e)(h)	4,708,295	8,296,217
Series 2007-66:
Class FB, 0.6184% 7/25/37 (e)	15,891,609	15,864,712
Class SA, 38.2897% 7/25/37 (e)(h)	6,829,847	12,699,344
Class SB, 38.2897% 7/25/37 (e)(h)	2,648,601	5,089,201
Series 2009-114 Class AI, 5% 12/25/23 (f)	15,044,476	1,433,668
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	7,361,302	826,203
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	7,578,466	748,514
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	14,215,143	1,345,152
Series 2010-12 Class AI, 5% 12/25/18 (f)	27,044,569	2,937,968
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	23,058,680	4,087,898
Series 2010-96 Class DI, 4% 5/25/23 (f)	14,044,595	740,010
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Federal HMLC Multi-class participation certificates guaranteed floater Series 3835, 0.5572% 5/15/38 (e)	$ 67,886,357	$ 67,793,624
Federal National Mtg Association Gtd PT Series 2011-67 Class AI, 4% 7/25/26 (f)	11,442,190	1,085,328
FHLMC Multifamily Structured pass-thru Certificates planned amortization class Series 3856 Class KF, 0.6572% 5/15/41 (e)	48,278,923	48,180,482
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	52,024	51,745
Class GY, 0% 5/15/37 (e)	232,701	238,178
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	9,752,550	10,863,946
Series 2101 Class PD, 6% 11/15/28	918,569	1,020,102
Series 2162 Class PH, 6% 6/15/29	1,625,369	1,808,620
Series 3225 Class EO, 10/15/36 (g)	7,148,096	6,473,655
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (e)	1,017,490	1,031,608
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	4,157,118	4,606,041
Series 2056 Class Z, 6% 5/15/28	7,040,241	7,826,521
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 1.0072% 1/15/32 (e)	432,167	430,242
Series 2423 Class FA, 1.1072% 3/15/32 (e)	727,981	727,390
Series 2424 Class FM, 1.2072% 3/15/32 (e)	804,603	806,345
Series 2432:
Class FE, 1.1072% 6/15/31 (e)	986,208	985,551
Class FG, 1.1072% 3/15/32 (e)	370,949	370,589
Series 3129 Class MF, 0% 7/15/34 (e)	32,734	32,831
Series 3222 Class HF, 0% 9/15/36 (e)	638,508	589,601
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	12,647,414	10,991,241
Series 2121 Class MG, 6% 2/15/29	4,111,722	4,593,403
Series 2131 Class BG, 6% 3/15/29 (d)	26,191,960	29,283,533
Series 2137 Class PG, 6% 3/15/29	3,969,476	4,435,761
Series 2154 Class PT, 6% 5/15/29	6,010,892	6,683,939
Series 2425 Class JH, 6% 3/15/17	1,953,539	2,123,386
Series 2520 Class BE, 6% 11/15/32	10,371,752	11,544,056
Series 2585 Class KS, 7.3928% 3/15/23 (e)(f)(h)	967,040	158,042
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2590 Class YR, 5.5% 9/15/32 (f)	$ 251,369	$ 23,841
Series 2802 Class OB, 6% 5/15/34	10,455,000	12,187,425
Series 2937 Class KC, 4.5% 2/15/20	19,686,103	21,700,261
Series 2962 Class BE, 4.5% 4/15/20	15,015,000	16,710,151
Series 3110 Class OP, 9/15/35 (g)	10,141,458	9,132,614
Series 3119 Class PO, 2/15/36 (g)	12,523,214	11,031,571
Series 3121 Class KO, 3/15/36 (g)	3,642,482	3,318,319
Series 3123 Class LO, 3/15/36 (g)	8,162,472	7,107,591
Series 3145 Class GO, 4/15/36 (g)	7,280,477	6,382,196
Series 3258 Class PM, 5.5% 12/15/36	7,997,749	9,061,453
Series 3741 Class YU, 3.5% 11/15/22	29,501,000	31,641,598
Series 3786 Class HP, 4.5% 3/15/38	33,638,959	36,330,291
Series 3792, 0.6072% 11/15/40 (e)	64,249,126	64,475,816
Series 3806, 4.5% 2/15/41	30,916,632	33,627,544
Series 3832, 5% 3/15/41	11,935,000	13,554,634
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,725,350	1,917,620
Series 2274 Class ZM, 6.5% 1/15/31	1,623,647	1,850,475
Series 2281 Class ZB, 6% 3/15/30	5,070,807	5,624,435
Series 2303 Class ZV, 6% 4/15/31	2,590,353	2,896,089
Series 2502 Class ZC, 6% 9/15/32	4,986,102	5,589,199
Series 2519 Class ZD, 5.5% 11/15/32	12,541,763	13,761,536
Series 2546 Class MJ, 5.5% 3/15/23	2,861,239	3,259,624
Series 2575 Class ID, 5.5% 8/15/22 (f)	168,199	9,579
Series 2601 Class TB, 5.5% 4/15/23	869,000	997,635
Series 2817 Class SD, 6.8428% 7/15/30 (e)(f)(h)	1,973,967	145,981
Series 2998 Class LY, 5.5% 7/15/25	2,011,000	2,346,627
Series 3013 Class VJ, 5% 1/15/14	872,963	912,286
Series 2844:
Class SC, 45.4531% 8/15/24 (e)(h)	251,277	506,305
Class SD, 83.7561% 8/15/24 (e)(h)	369,675	1,093,919
Series 3772 Class BI, 4.5% 10/15/18 (f)	31,402,096	2,539,327
target amortization class Series 2156 Class TC, 6.25% 5/15/29	4,718,816	5,318,949
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H03 Class FA, 0.7373% 3/20/60 (e)(i)	24,631,047	24,525,133
Series 2010-H17 Class FA, 0.5173% 7/20/60 (e)(i)	5,533,761	5,450,755
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H18 Class AF, 0.4904% 9/20/60 (e)(i)	$ 5,806,800	$ 5,713,195
Series 2010-H19 Class FG, 0.4851% 8/20/60 (e)(i)	7,420,860	7,285,801
Series 2010-H27 Series FA, 0.5651% 12/20/60 (e)(i)	10,501,539	10,345,066
Series 2011-H03 Class FA, 0.6851% 1/20/61 (e)(i)	62,067,369	61,620,484
Series 2011-H05 Class FA, 0.6851% 12/20/60 (e)(i)	20,905,849	20,757,417
Series 2011-H07 Class FA, 0.713% 2/20/61 (e)(i)	33,369,694	33,202,845
Series 2011-H12 Class FA, 0.703% 2/20/61 (e)(i)	47,923,341	47,683,725
Series 2011-H13 Class FA, 0.6851% 4/20/61 (e)(i)	20,619,363	20,477,089
Series 2011-H14:
Class FB, 0.6851% 5/20/61 (e)(i)	22,334,071	22,187,560
Class FC, 0.6851% 5/20/61 (e)(i)	23,320,585	23,178,562
Series 2011-H17 Class FA, 0.743% 6/20/61 (e)(i)	29,281,815	29,132,477
planned amortization Series 2011-79, 6/20/40 (g)	40,901,610	33,879,102
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	7,189,181	8,088,780
Series 1997-8 Class PE, 7.5% 5/16/27	2,375,964	2,762,234
Series 2004-32 Class GS, 6.2917% 5/16/34 (e)(f)(h)	3,489,189	654,023
Series 2004-79 Class FA, 0.513% 1/20/31 (e)	1,840,383	1,840,803
Series 2007-35 Class SC, 38.95% 6/16/37 (e)(h)	378,446	708,171
Series 2010-H010 Class FA, 0.5173% 5/20/60 (e)(i)	16,756,880	16,475,364
Series 2010-91 Class PO, 7/20/40 (g)	14,699,306	12,207,469
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,214,971,832)		1,268,450,014
Cash Equivalents - 13.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,714,717,000)	$ 1,714,720,221	$ 1,714,717,000
TOTAL INVESTMENT PORTFOLIO - 137.3% (Cost $17,237,809,093)		17,655,678,345
NET OTHER ASSETS (LIABILITIES) - (37.3)%		(4,796,116,616)
NET ASSETS - 100%		$ 12,859,561,729
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
203 CBOT 2 Year U.S. Treasury Notes Contracts	Jan. 2012	$ 44,761,500	$ (6,865)

The face value of futures sold as a percentage of net assets is 0.3%.
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.59375% with Credit Suisse First Boston	August 2013	$ 120,000,000	$ (275,232)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	82,000,000	(167,575)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.85% with Credit Suisse First Boston	August 2021	59,500,000	(2,539,395)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.095% with JPMorgan Chase, Inc.	July 2021	40,000,000	(2,685,164)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	39,100,000	(3,939,864)
Receive semi-annually a fixed rate equal to 2.3207% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	August 2021	25,600,000	(168,717)
		$ 366,200,000	$ (9,775,947)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $891,865.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,240,497.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,714,717,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 408,354,031
HSBC Securities (USA), Inc.	611,451,452
ING Financial Markets LLC	7,028,634
Mizuho Securities USA, Inc.	687,882,883
$ 1,714,717,000
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 14,672,511,331	$ -	$ 14,672,511,331	$ -
Collateralized Mortgage Obligations	1,268,450,014	-	1,268,450,014	-
Cash Equivalents	1,714,717,000	-	1,714,717,000	-
Total Investments in Securities:	$ 17,655,678,345	$ -	$ 17,655,678,345	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (6,865)	$ (6,865)	$ -	$ -
Swap Agreements	(9,775,947)	-	(9,775,947)	-
Total Derivative Instruments:	$ (9,782,812)	$ (6,865)	$ (9,775,947)	$ -
Other Financial Instruments:
Forward Commitments	$ 6,996,621	$ -	$ 6,996,621	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 847,213
Total Realized Gain (Loss)	(6,316,370)
Total Unrealized Gain (Loss)	5,944,405
Cost of Purchases	-
Proceeds of Sales	(442,673)
Amortization/Accretion	(32,575)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (6,865)
Swap Agreements (b)	-	(9,775,947)
Total Value of Derivatives	$ -	$ (9,782,812)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $1,714,717,000) - See accompanying schedule: Unaffiliated issuers (cost $17,237,809,093)		$ 17,655,678,345
Commitment to sell securities on a delayed delivery basis	$ (2,930,061,246)
Receivable for securities sold on a delayed delivery basis	2,937,057,867	6,996,621
Receivable for investments sold, regular delivery		168,951,717
Cash		5,894
Receivable for fund shares sold		314,345
Interest receivable		46,475,196
Other receivables		40,253
Total assets		17,878,462,371

Liabilities
Payable for investments purchased Regular delivery	$ 297,454,115
Delayed delivery	4,711,254,922
Distributions payable	314,372
Swap agreements, at value	9,775,947
Payable for daily variation margin on futures contracts	105
Other payables and accrued expenses	101,181
Total liabilities		5,018,900,642

Net Assets		$ 12,859,561,729
Net Assets consist of:
Paid in capital		$ 12,444,478,668
Net unrealized appreciation (depreciation) on investments		415,083,061
Net Assets, for 118,937,660 shares outstanding		$ 12,859,561,729
Net Asset Value, offering price and redemption price per share ($12,859,561,729 ÷ 118,937,660 shares)		$ 108.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2011

Investment Income
Interest		$ 300,279,221

Expenses
Custodian fees and expenses	$ 352,567
Independent directors' compensation	32,707
Miscellaneous	83
Total expenses before reductions	385,357
Expense reductions	(32,707)	352,650
Net investment income (loss)		299,926,571
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	183,484,540
Futures contracts	(784,902)
Swap agreements	(3,364,732)
Total net realized gain (loss)		179,334,906
Change in net unrealized appreciation (depreciation) on: Investment securities	101,814,444
Futures contracts	10,163
Swap agreements	(2,613,427)
Delayed delivery commitments	9,780,696
Total change in net unrealized appreciation (depreciation)		108,991,876
Net gain (loss)		288,326,782
Net increase (decrease) in net assets resulting from operations		$ 588,253,353

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 299,926,571	$ 295,872,988
Net realized gain (loss)	179,334,906	293,851,616
Change in net unrealized appreciation (depreciation)	108,991,876	20,953,675
Net increase (decrease) in net assets resulting from operations	588,253,353	610,678,279
Distributions to partners from net investment income	(303,176,455)	(295,894,921)
Affiliated share transactions Proceeds from sales of shares	5,548,053,324	1,250,897,435
Reinvestment of distributions	303,165,878	295,894,523
Cost of shares redeemed	(305,001,320)	(2,592,877,557)
Net increase (decrease) in net assets resulting from share transactions	5,546,217,882	(1,046,085,599)
Total increase (decrease) in net assets	5,831,294,780	(731,302,241)

Net Assets
Beginning of period	7,028,266,949	7,759,569,190
End of period	$ 12,859,561,729	$ 7,028,266,949
Other Affiliated Information Shares
Sold	52,694,952	11,914,381
Issued in reinvestment of distributions	2,860,731	2,853,998
Redeemed	(2,874,946)	(24,655,504)
Net increase (decrease)	52,680,737	(9,887,125)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 106.08	$ 101.91	$ 98.16	$ 98.27	$ 100.00
Income from Investment Operations
Net investment income (loss) D	3.338	3.969	5.250	5.222	4.024
Net realized and unrealized gain (loss)	2.093	4.170	3.744	(.102)	(1.731)
Total from investment operations	5.431	8.139	8.994	5.120	2.293
Distributions to partners from net investment income	(3.391)	(3.969)	(5.244)	(5.230)	(4.023)
Net asset value, end of period	$ 108.12	$ 106.08	$ 101.91	$ 98.16	$ 98.27
Total Return B,C	5.24%	8.15%	9.40%	5.30%	2.33%
Ratios to Average Net Assets E,I
Expenses before reductions	-% G	-% G	.01%	.01%	.01% A
Expenses net of fee waivers, if any	-% G	-% G	.01%	-% G	.01% A
Expenses net of all reductions	-% G	-% G	.01%	-% G	.01% A
Net investment income (loss)	3.16%	3.83%	5.25%	5.29%	5.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,859,562	$ 7,028,267	$ 7,759,569	$ 8,992,551	$ 8,618,875
Portfolio turnover rate	634% J	596%	568%	454% F	450% A,F,J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 27, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 438,035,650
Gross unrealized depreciation	(21,120,711)
Net unrealized appreciation (depreciation) on securities and other investments	$ 416,914,939

Tax Cost	$ 17,238,763,406

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (784,902)	$ 10,163
Swap Agreements	(3,364,732)	(2,613,427)
Totals (a)	$ (4,149,634)	$ (2,603,264)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Annual Report

4. Derivative Instruments - continued

Swap Agreements - continued

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $7,164,155, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Exchange In-Kind. During the period, Fidelity Government Income Fund, an Investing Fund, delivered securities, including accrued interest, valued at $1,278,206,920 (which included $57,219,600 of unrealized appreciation) for 11,829,521 shares of the Fund. The value of securities delivered from the Investing Fund is included in Proceeds from sales of shares in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $32,707.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the Fidelity Central Investment Portfolios II LLC and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Indepedendent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2011, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Corporate Bond 1-10 Year Central Fund and Fidelity Mortgage Backed Securities Central Fund (the "Funds"):

Services Billed by PwC

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond 1-10 Year Central Fund	$75,000	$-	$26,000	$100
Fidelity Mortgage Backed Securities Central Fund	$180,000	$-	$ 26,000	$100

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond 1-10 Year Central Fund	$83,000	$-	$25,200	$300
Fidelity Mortgage Backed Securities Central Fund	$184,000	$-	$25,200	$300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2011A	August 31, 2010A
Audit-Related Fees	$1,860,000	$2,130,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2011 A	August 31, 2010 A
PwC	$3,350,000	$5,185,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2011